Subsequent Events	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 10 - Subsequent Events

Equity Incentive Plan

Upon closing of the Contribution, the Board adopted, and the stockholders approved, the 2014 Plan which provides for the issuance of incentive awards of up to 4,000,000 shares of the Company’s common stock to officers, key employees, consultants and directors. On April 21, 2014 the 2014 Plan was amended to increase the total number of shares of common stock reserved for issuance thereunder from 4,000,000 to 4,250,000.